Condensed Financial Information of Capital Bank Financial Corp.	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Capital Bank Financial Corp. [Abstract]
Condensed Financial Information of Capital Bank Financial Corp.
20.	Condensed Financial Information of Capital Bank Financial Corp.

The Condensed Balance Sheets as at December 31, 2012 and 2011 and Income Statements and Statements of Cash Flows for the years ended 2012, 2011, and 2010 for Capital Bank Financial Corp. (parent only) are as follows:

Condensed Balance Sheets December 31, 2012 and 2011

(Parent Only)

	2012	2011
Assets
Cash and due from banks	$125,444	$141,976
Investment in bank subsidiary	1,171,074	179,894
Investment in other subsidiaries	6,883	587,812
Note receivable due from subsidiary	3,393	—
Accrued interest receivable and other assets	8,822	8,703

Total assets	$1,315,616	$918,385

Liabilities and Shareholders’ Equity
Long-term borrowings	$132,067	$—
Accrued interest payable and other liabilities	28,206	1,980
Shareholders’ equity	1,155,343	916,405

Total Liabilities and Shareholders’ Equity	$1,315,616	$918,385

The increase in the Investment in bank subsidiary from 2011 to 2012 relates to the Reorganization as described in Note 1.

Condensed Statements of Income

Years Ended December 31, 2012, 2011 and 2010

(Parent Only)

	2012	2011	2010
Operating income
Interest income	$99	$1,516	$3,175
Dividend income from subsidiaries	35	—	—
Management fee income	3,200	2,533	—

Total operating income	3,334	4,049	3,175

Operating expense
Salaries and benefits including stock based compensation	21,233	11,426	3,635
Interest expense	2,512	—	—
Other expense	3,793	4,796	10,757

Total operating expense	27,538	16,222	14,392

Loss before income tax benefit and equity in undistributed earnings of subsidiaries	(24,204)	(12,173)	(11,217)
Income tax benefit	9,085	4,074	3,699

Loss before equity in undistributed earnings of subsidiaries	(15,119)	(8,099)	(7,518)
Equity in income of subsidiaries, net of tax	65,610	14,311	19,548

Net income	$50,491	$6,212	$12,030

Condensed Statements of Cash Flows

Years Ended December 31, 2012, 2011 and 2010

(Parent Only)

	2012	2011	2010
Cash flows from operating activities
Net income	$50,491	$6,212	$12,030
Equity in income of subsidiaries	(65,610)	(14,311)	(19,548)
Stock-based compensation expense	18,667	9,090	—
Decrease in net income tax obligation	(8,820)	(4,074)	(3,699)
Change in accrued interest receivable and other assets	1,030	(880)	1,332
Change in accrued interest payable and other liabilities	(8,773)	208	(1)

Net cash used in operating activities	(13,015)	(3,755)	(9,886)

Cash flows from investing activities
Investment in bank subsidiary	—	(4,695)	(137,000)
Investment in bank holding company subsidiaries	(92,879)	(396,569)	(172,543)

Net cash used in investing activities	(92,879)	(401,264)	(309,543)

Cash flows from financing activities
Net proceeds from issuance of common shares and merger	89,362	—	339,713

Net cash provided by financing activities	89,362	—	339,713

Net (decrease) increase in cash and cash equivalents	(16,532)	(405,019)	20,284
Cash and cash equivalents
Beginning of period	141,976	546,995	526,711

End of period	$125,444	$141,976	$546,995

Supplemental disclosures of noncash transactions
Elimination of noncontrolling interest	79,413	—	—
Net acquisition of non-cash (liabilities)	(156,942)	(283,812)	(138,596)